Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash Flows from operating activities:
Net loss	$ (10,758)	$ (875)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	301	273
Amortization of intangible assets		1
Interest and amortization of debt discount	557	143
Loss on debt extinguishment	100
Inventory valuation allowance	243	257
Bad debt expense	19
Income tax expense, net of cash paid	1,304	320
Other non-cash expenses / (income)
Expenses settled in equity	131
Unrealized and non-cash foreign currency transactions	(42)
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	3,488	(1,252)
Decrease (increase) in inventories	2,108	(2,081)
Decrease (increase) in other current assets and prepaids, net	275	(52)
Decrease (increase) in government assistance	(107)	(488)
Decrease (increase) in other noncurrent assets, net	(2)	(5)
Increase (decrease) in accounts payable	(58)	2,095
Increase (decrease) in deferred revenue, current	2
Increase (decrease) in income taxes payable	(2)	(2)
Increase (decrease) in other current liabilities	(105)	77
Increase (decrease) in defined benefit pension liability	10	33
Increase (decrease) in interest on debt owed to related parties	(35)
Increase (decrease) in net balance owed to shareholders and their affiliates, excluding debt and interest on debt	(2,218)	658
Net cash provided by (used in) operating activities	(4,789)	(898)
Cash Flows from investing activities:
Sale (acquisition) of property, plant and equipment	(89)	(1,677)
Net cash provided by (used in) investing activities	(89)	(1,677)
Cash Flows from financing activities:
Proceeds from debt		209
Repayment of indebtedness to related parties	(1,407)
Payment of debt issue costs	(1,217)
Proceeds from convertible loan issuance	19,350
Net cash provided by (used in) financing activities	16,726	209
Effect of exchange rate changes on cash and cash equivalents	115	169
Cash and cash equivalents
Net increase (decrease) during the period	11,963	(2,197)
Balance, beginning of period	6,895	4,057	$ 4,057
Cash and cash equivalents balance, end of period	18,858	1,860	$ 6,895
Supplemental cash flow information
Cash paid for incomes taxes
Non-cash conversion of convertible loans into common stock	10,725
ROU assets obtained from operating lease	$ 62	$ 65